EXPLANATORY NOTE

On behalf of Brookfield Investment Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are eXtensible Business Reporting Language (“XBRL”) exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the supplement to the Statutory Prospectus for the Trust, which was filed on December 3, 2020. The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing dated December 3, 2020. (SEC Accession No. 0001104659-20-131914).